Trade and other payables: amounts falling due after more than one year (Tables)	12 Months Ended
Dec. 31, 2019
Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due after more than one year:

	2019 1 £m	2018 1 £m
Payments due to vendors (earnout agreements)	100.3	251.7
Liabilities in respect of put option agreements with vendors	128.8	188.6
Fair value of derivatives	21.2	14.2
Other creditors and accruals	199.3	355.5
	449.6	810.0

Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies

Trade and Other Payable [member]
Statement [LineItems]
Maturity Analysis for Non-derivative Financial Liabilities	The following tables set out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2019 1 £m	2018 1 £m
Within one year	143.4	149.1
Between one and two years	36.3	140.0
Between two and three years	34.6	36.6
Between three and four years	12.3	44.0
Between four and five years	7.7	17.1
Over five years	9.4	14.0
	243.7	400.8

	2019 £m	2018 £m
At beginning of year	400.8	584.5
Earnouts paid	(130.0)	(120.2)
New acquisitions	9.6	48.6
Revision of estimates taken to goodwill (note 14)	(14. 1)	(67.6)
Revaluation of payments due to vendors	3.8	(50.5)
Transfer to disposal group classified as held for sale	(11.5)	–
Exchange adjustments	(14. 9)	6.0
At end of year	243.7	400.8

Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies